CONVERTIBLE NOTE (Details Narrative) - USD ($)		6 Months Ended		12 Months Ended
	Dec. 10, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Short-Term Debt [Line Items]
Original issue discount amount		$ 135,000
Convertible debt principal converted				$ 1,635,000
Debt discount		$ 1,421,069
Convertible Note [Member]
Short-Term Debt [Line Items]
Convertible debt principal converted				1,635,000
Accrued interest converted				52,108
Convertible debt total			$ 1,382,664	1,687,108
Debt discount			$ 1,421,069	$ 1,634,150
Common Class A [Member]
Short-Term Debt [Line Items]
Common stock issued upon conversion		10,711,618		8,838,194
Common stock, par value per share		$ 0.001		$ 0.001
Number of conversion shares issued			2,688,514
Common Class A [Member] | Convertible Note [Member]
Short-Term Debt [Line Items]
Common stock issued upon conversion				2,688,514
Number of conversion shares issued			2,762,744
November 2024 Securities Purchase Agreement [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal amount	$ 1,635,000
Bearing interest rate	7.00%
Convertible note term	one year
Original issue discount amount	$ 135,000
Common stock, par value per share	$ 0.001
Conversion price description	conversion price equal to the lower of (a) 80% of the lowest volume weighted average price measured during the period of ten (10) trading days prior to the conversion; and (b) the fixed price of $4.00 per share, subject to the restriction of the floor price of $1.00 per share for the possible future conversions into ordinary shares.
November 2024 Securities Purchase Agreement [Member] | Convertible Debt [Member] | Common Class A [Member]
Short-Term Debt [Line Items]
Common stock issued upon conversion	850,000